RESTATEMENT AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Restated consolidated balance sheet
Consolidated Balance Sheet (in thousands)	December 31,
	2011	CHANGE	2011 RESTATED
ASSETS:
Current Assets:
Cash and cash equivalents	$777		$777
Marketable securities, available for sale	137		137
Advances and accounts receivable	87		87
Farm product	43		43
Deposits and other current assets	20		20
Total Current Assets	1,064		1,064

Property, equipment and software, net	1,129		1,129

Other Assets
Debt issuance costs	663		663
Land (Note 2)	2,968		2,968
Water rights and infrastructure	28,786		28,786
Options on real estate and water shares	-		-
Dam and water infrastructure construction in progress	848		848
Discontinued operations - assets held for sale	-		-
Total Other Assets	33,265		33,265
TOTAL ASSETS	$35,458		$35,458

LIABILITIES & STOCKHOLDERS' EQUITY:
Current Liabilities:
Accounts payable	$631		$631
Current portion of notes payable	32		32
Accrued liabilities	495		495
Total Current Liabilities	1,158		1,158
Notes Payable - Long Term	13,508	(1,404)	12,104
Total Liabilities	14,666	(1,404)	13,262

Stockholders' Equity:
Common stock, $0.001 par value, 100,000,000 shares authorized, 23,258,494 and 19,782,916 shares issued and outstanding at December 31, 2011 and 2010, respectively	23		23
Additional paid-in capital	38,357	1,490	39,847
Accumulated Comprehensive (Loss)	(51)		(51)
Accumulated (deficit)	(19,699)	(86)	(19,785)
Total Two Rivers Water Company Shareholders' Equity	18,630	1,404	20,034
Noncontrolling interest in subsidiary	2,162		2,162
Total Stockholders' Equity	20,792		22,196
TOTAL LIABILITIES & STOCKHOLDERS' EQUITY	$35,458		$35,458

Breakdown of non-controlling interest in HCIC
	For the three months ended,		For the six months ended,
	June 30, 2012	June 30, 2011	June 30, 2012	June 30, 2011
HCIC	$12,000	$24,000	$4,000	$24,000